Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Including Derivatives [Abstract]
Schedule of investments
	December 31,
	2017	2018
	NIS	NIS
Current investments

Investments in marketable securities at fair value through profit and loss and others	494	463
Bank deposits	275	1,384
	769	1,847